Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings.
Schedule of borrowings

	2024	2023
	US$’000	US$’000
Bank borrowings	655,795	324,902
Lease financing arrangement	129,110	—
Shareholder loan	79,501	—
Trust receipts	73,766	84,263
Interest payable	3,836	3,184
	942,008	412,349
Non-current	711,664	199,917
Current	230,344	212,432
	942,008	412,349